Other Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2023
Other Long-Term Loan [Abstract]
Schedule of Composition	Composition:
	December 31
	2023	2022
	in USD thousands
Loan from PortXL Netherlands B.V.	140	128
Less - current maturities	(71)	(32)
Total long-term loan	69	96

Schedule of Change During the Year	Change during the year:
	Year ended December 31
	2023	2022	2021
	in USD thousands
Beginning of the year	128	129	134
Interest expenses	6	6	6
Foreign currency translation adjustment	6	(7)	(11)
End of year	140	128	129